Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in the company's goodwill
A summary of changes in goodwill by reportable segment is as follows:

	U.S. Retail Coffee	U.S. Retail Consumer Foods	U.S. Retail Pet Foods	International and Away From Home	Total
Balance at May 1, 2016	$2,090.9	$1,600.9	$1,969.5	$429.8	$6,091.1
Other (A)	—	(1.9)	—	(12.1)	(14.0)
Balance at April 30, 2017	$2,090.9	$1,599.0	$1,969.5	$417.7	$6,077.1
Impairment charges (B)	—	—	(145.0)	—	(145.0)
Other (A)	—	1.4	—	8.7	10.1
Balance at April 30, 2018	$2,090.9	$1,600.4	$1,824.5	$426.4	$5,942.2

(A)	The amounts classified as other represent foreign currency exchange adjustments.

(B)	There have been no goodwill impairment charges recognized in prior periods.

Other intangible assets and related accumulated amortization, impairment charges, and foreign currency exchange
The following table summarizes our other intangible assets and related accumulated amortization and impairment charges, including foreign currency exchange adjustments.

	April 30, 2018			April 30, 2017
Acquisition Cost		Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$3,520.1	$959.3	$2,560.8	$3,520.1	$802.1	$2,718.0
Patents and technology	168.5	114.4	54.1	168.5	101.4	67.1
Trademarks	556.4	145.0	411.4	556.4	112.7	443.7
Total intangible assets subject to amortization	$4,245.0	$1,218.7	$3,026.3	$4,245.0	$1,016.2	$3,228.8
Indefinite-lived intangible assets not subject to amortization:
Trademarks	$3,078.1	$187.9	$2,890.2	$3,078.1	$157.0	$2,921.1
Total other intangible assets	$7,323.1	$1,406.6	$5,916.5	$7,323.1	$1,173.2	$6,149.9